UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22912

Dreyfus BNY Mellon Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alternative Diversifier Strategies Fund
January 31, 2017 (Unaudited)

Registered Investment Companies - 98.9%	Shares		Value ($)
Alternative Investments - 28.4%
AQR Managed Futures Strategy Fund, Cl. I	2,840,068		26,668,234
ASG Global Alternatives Fund, Cl. Y	2,405,209	[a]	24,749,596
ASG Managed Futures Strategy Fund, Cl. Y	2,703,672		26,604,130
DFA Commodity Strategy Portfolio	1,521,155		9,157,351
Dynamic Total Return Fund, Cl. Y	3,068,720	[a,b]	49,191,588
			136,370,899
Domestic Equity - 39.7%
Dreyfus Research Long/Short Equity Fund, Cl. Y	3,759,882	[a,b]	46,960,926
Dreyfus Select Managers Long/Short Fund, Cl. Y	11,559,672	[a,b,c]	143,108,742
			190,069,668
Foreign Equity - 30.8%
BNY Mellon Absolute Insight Multi-Strategy Fund, Cl. Y	3,892,431	[a,b]	48,188,296
Dreyfus Global Real Estate Securities Fund, Cl. Y	6,338,356	[b]	54,129,563
Dreyfus Global Real Return Fund, Cl. Y	3,268,164	[b]	45,296,757
			147,614,616
Total Investments (cost $480,336,654)	98.9%		474,055,183
Cash and Receivables (Net)	1.1%		5,054,445
Net Assets	100.0%		479,109,628

[a]	Non-income producing security.
[b]	Investment in affiliated mutual fund.
[c]

The fund’s investment in the Dreyfus Select Managers Long/Short Fund represents 29.9% of the fund’s net assets. The Dreyfus Select Managers Long/Short Fund seeks to provide long-term capital appreciation.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	39.7
Mutual Funds: Foreign	30.8
Mutual Funds: Alternative	28.4
98.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Alternative Diversifier Strategies Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment
Companies	474,055,183	-	-	474,055,183

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2017, accumulated net unrealized depreciation on investments was $6,281,471, consisting of $4,846,737 gross unrealized appreciation and $11,128,208 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt US Dollar Fund
January 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 94.9%	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 3.3%
Arcelik,
Sr. Unscd. Notes	5.00	4/3/23	260,000		247,346
Grupo Posadas,
Gtd. Notes	7.88	6/30/22	170,000		171,063
MCE Finance,
Gtd. Notes	5.00	2/15/21	200,000		202,000
Myriad International Holdings,
Gtd. Notes	5.50	7/21/25	200,000		204,512
Tenedora Nemak,
Sr. Unscd. Notes	5.50	2/28/23	200,000		197,740
Tupy Overseas,
Gtd. Bonds	6.63	7/17/24	200,000		196,000
					1,218,661
Consumer Staples - .4%
Central American Bottling,
Gtd. Notes	5.75	1/31/27	150,000	[a]	151,455
Energy - 7.8%
AES Panama,
Sr. Unscd. Notes	6.00	6/25/22	200,000	[a]	207,300
Borets Finance,
Gtd. Notes	7.63	9/26/18	200,000		203,564
Cosan Luxembourg,
Gtd. Notes	7.00	1/20/27	400,000	[a]	417,520
Lukoil International Finance,
Gtd. Notes	4.75	11/2/26	340,000	[a]	341,289
Petrobras Global Finance,
Gtd. Notes	6.25	3/17/24	785,000		794,494
Petrobras Global Finance,
Gtd. Notes	6.75	1/27/41	210,000		188,013
Petrobras Global Finance,
Gtd. Notes	5.63	5/20/43	130,000		103,064
Ras Laffan Liquefied Natural Gas,
Sr. Scd. Bonds	6.33	9/30/27	300,000		347,250
YPF,
Sr. Unscd. Notes	8.50	3/23/21	165,000	[a]	179,231
YPF,
Sr. Unscd. Notes	8.50	7/28/25	95,000		100,207
					2,881,932
Financials - 3.8%
ALROSA Finance,
Gtd. Notes	7.75	11/3/20	300,000		340,556
BBVA Bancomer,
Jr. Sub. Notes	7.25	4/22/20	220,000		241,725
BGEO Group,
Sr. Unscd. Bonds	6.00	7/26/23	200,000	[a]	203,006
Turkiye Vakiflar Bankasi,
Sr. Unscd. Notes	5.50	10/27/21	200,000	[a]	192,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 94.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 3.8% (continued)
VTR Finance,
Sr. Scd. Notes	6.88	1/15/24	400,000		421,000
					1,398,287
Foreign/Governmental - 51.5%
Argentine Government,
Sr. Unscd. Notes	7.50	4/22/26	150,000		157,050
Argentine Government,
Sr. Unscd. Notes	7.50	4/22/26	245,000	[a]	256,515
Argentine Government,
Sr. Unscd. Notes	6.88	1/26/27	310,000	[a]	306,978
Bahraini Government,
Sr. Unscd. Bonds	6.00	9/19/44	650,000		548,178
Bahraini Government,
Sr. Unscd. Notes	7.00	1/26/26	400,000		420,876
Banco Nacional de Desenvolvimento
Economico e Social,
Sr. Unscd. Notes	5.75	9/26/23	645,000		668,381
CNOOC Finance 2015 USA,
Gtd. Notes	3.50	5/5/25	250,000		244,203
Colombian Government,
Sr. Unscd. Bonds	4.50	1/28/26	200,000		209,850
Comision Federal de Electricidad,
Sr. Unscd. Notes	5.75	2/14/42	340,000		320,450
Dominican Republic Government,
Sr. Unscd. Notes	5.95	1/25/27	125,000	[a]	125,313
Ecopetrol,
Sr. Unscd. Notes	5.38	6/26/26	180,000		180,450
Ecopetrol,
Sr. Unscd. Notes	5.88	5/28/45	310,000		275,590
Ecuadorian Government,
Sr. Unscd. Bonds	10.75	3/28/22	200,000		225,000
El Salvadorian Government,
Sr. Unscd. Notes	7.65	6/15/35	40,000		35,384
Export Bank of Turkey,
Sr. Unscd. Notes	5.38	10/24/23	205,000	[a]	195,396
Gazprom,
Sr. Unscd. Bonds	6.00	11/27/23	310,000		332,456
Hungarian Development Bank ,
Govt. Gtd. Notes	6.25	10/21/20	220,000		242,974
Indonesian Government,
Sr. Unscd. Notes	3.70	1/8/22	200,000	[a]	203,236
Iraqi Government,
Unscd. Bonds	5.80	1/15/28	1,040,000		866,450
Israel Electric,
Sr. Scd. Bonds, Ser. 6	5.00	11/12/24	345,000		361,584
Ivory Coast Government,
Sr. Unscd. Notes	5.38	7/23/24	570,000		541,571
Jamaican Government,
Sr. Unscd. Notes	8.00	3/15/39	150,000		168,755
Kazakhstan Government,
Sr. Unscd. Notes	4.88	10/14/44	200,000		193,212
KazMunayGas National,
Sr. Unscd. Notes	7.00	5/5/20	100,000		110,359
KazMunayGas National,
Sr. Unscd. Notes	4.40	4/30/23	275,000		275,412
KazMunayGas National,
Sr. Unscd. Notes	5.75	4/30/43	400,000		391,800

	Coupon	Maturity	Principal
Bonds and Notes - 94.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 51.5% (continued)
Kenyan Government,
Sr. Unscd. Notes	6.88	6/24/24	400,000		387,506
Lebanese Government,
Sr. Unscd. Notes	8.25	4/12/21	220,000		238,761
Lebanese Government,
Sr. Unscd. Notes	6.60	11/27/26	475,000		467,875
Lebanese Government,
Sr. Unscd. Notes	6.65	2/26/30	80,000		78,188
Magyar Export-Import Bank,
Gtd. Bonds	4.00	1/30/20	250,000		256,773
NTPC,
Sr. Unscd. Notes	4.75	10/3/22	240,000		255,244
Office Cherifien des Phosphates,
Sr. Unscd. Notes	6.88	4/25/44	400,000		412,500
Pakistani Government,
Sr. Unscd. Notes	8.25	4/15/24	520,000		577,184
Paraguayan Government,
Sr. Unscd. Bonds	4.63	1/25/23	400,000		408,156
Pertamina,
Sr. Unscd. Notes	4.30	5/20/23	440,000		443,914
Pertamina,
Sr. Unscd. Notes	5.63	5/20/43	200,000		190,284
Perusahaan Gas Negara,
Sr. Unscd. Notes	5.13	5/16/24	240,000		249,841
Perusahaan Listrik Negara,
Sr. Unscd. Notes	5.25	10/24/42	470,000		434,101
Petroleos de Venezuela,
Gtd. Bonds	6.00	5/16/24	330,000		132,660
Petroleos de Venezuela,
Gtd. Notes	12.75	2/17/22	240,000		160,200
Petroleos Mexicanos,
Gtd. Bonds	5.50	6/27/44	255,000		210,056
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	260,000		270,855
Petroleos Mexicanos,
Gtd. Notes	6.38	2/4/21	25,000		26,792
Petroleos Mexicanos,
Gtd. Notes	4.61	3/11/22	30,000	[a,b]	31,200
Petroleos Mexicanos,
Gtd. Notes	5.38	3/13/22	35,000	[a]	35,761
Petroleos Mexicanos,
Gtd. Notes	4.63	9/21/23	30,000		29,325
Petroleos Mexicanos,
Gtd. Notes	4.50	1/23/26	100,000		91,090
Petroleos Mexicanos,
Gtd. Notes	6.88	8/4/26	40,000		42,452
Petroleos Mexicanos,
Gtd. Notes	6.75	9/21/47	215,000		203,433
Romanian Government,
Sr. Unscd. Notes	4.88	1/22/24	270,000		287,660
Romanian Government,
Sr. Unscd. Notes	6.13	1/22/44	100,000		118,436
Sberbank of Russia,
Sr. Unscd. Notes	6.13	2/7/22	250,000		272,681
Senegal Government,
Unscd. Bonds	6.25	7/30/24	830,000		819,832

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 94.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 51.5% (continued)
Serbian Government,
Sr. Unscd. Notes	7.25	9/28/21	610,000		689,605
Sri Lankan Government,
Sr. Unscd Bonds	6.85	11/3/25	255,000		255,357
Sri Lankan Government,
Sr. Unscd. Bonds	5.75	1/18/22	200,000	[a]	200,883
Sri Lankan Government,
Sr. Unscd. Notes	6.25	7/27/21	410,000		420,068
State Grid Overseas,
Gtd. Notes	4.85	5/7/44	200,000		222,613
Turk Telekomunikasyon,
Sr. Unscd. Notes	4.88	6/19/24	375,000		350,134
Turkish Government,
Sr. Unscd. Bonds	5.63	3/30/21	130,000		134,033
Turkish Government,
Sr. Unscd. Notes	6.88	3/17/36	200,000		207,480
Turkish Government,
Sr. Unscd. Notes	4.88	4/16/43	200,000		163,661
Ukrainian Government,
Sr. Unscd. Notes	7.75	9/1/19	165,000		164,529
Ukrainian Government,
Sr. Unscd. Notes	7.75	9/1/23	110,000		104,415
Ukrainian Government,
Sr. Unscd. Notes	7.75	9/1/25	100,000		93,419
Venezuelan Government,
Sr. Unscd. Bonds	9.00	5/7/23	580,000		295,510
Venezuelan Government,
Sr. Unscd. Notes	7.75	10/13/19	100,000		61,000
Venezuelan Government,
Sr. Unscd. Notes	12.75	8/23/22	110,000		72,655
Vnesheconombank,
Sr. Unscd. Notes	6.03	7/5/22	290,000		309,136
Vnesheconombank,
Sr. Unscd. Notes	6.80	11/22/25	170,000		187,099
					18,921,780
Health Care - .9%
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes	3.15	10/1/26	380,000		345,580
Industrials - 9.4%
DP World,
Sr. Unscd. Notes	6.85	7/2/37	510,000		565,100
Elementia,
Gtd. Notes	5.50	1/15/25	450,000		436,500
ENA Norte Trust,
Pass Through Certificates	4.95	4/25/23	142,558		148,261
Georgian Railway,
Sr. Unscd. Notes	7.75	7/11/22	400,000		437,080
Metalsa,
Gtd. Notes	4.90	4/24/23	480,000		448,800
Odebrecht Finance,
Gtd. Notes	4.38	4/25/25	400,000		174,000
Odebrecht Finance,
Gtd. Notes	7.13	6/26/42	360,000		162,000
Reliance Industries,
Sr. Unscd. Notes	4.13	1/28/25	570,000		576,065

	Coupon	Maturity	Principal
Bonds and Notes - 94.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrials - 9.4% (continued)
Sixsigma Networks Mexico,
Gtd. Notes	8.25	11/7/21	200,000		185,000
Union Andina De Cementos,
Sr. Unscd. Notes	5.88	10/30/21	300,000		310,530
					3,443,336
Materials - 13.2%
AngloGold Ashanti Holdings,
Gtd. Notes	5.13	8/1/22	190,000		197,315
Braskem Finance,
Gtd. Notes	6.45	2/3/24	200,000		215,060
Cementos Pacasmayo,
Gtd. Notes	4.50	2/8/23	130,000		133,575
Cemex,
Sr. Scd. Notes	5.70	1/11/25	200,000		202,800
Cemex,
Sr. Scd. Notes	7.75	4/16/26	200,000	[a]	223,340
Codelco,
Sr. Unscd Notes	4.50	9/16/25	200,000		206,808
Equate Petrochemical,
Gtd. Notes	4.25	11/3/26	495,000	[a]	487,633
MMC Norilsk Nickel,
Sr. Unscd. Notes	6.63	10/14/22	435,000	[a]	486,321
Novolipetsk Steel via Steel Funding,
Sr. Unscd. Notes	4.50	6/15/23	200,000		200,391
Novolipetsk Steel via Steel Funding,
Sr. Unscd. Notes	4.50	6/15/23	260,000	[a]	260,508
Rusal Capital,
Gtd. Notes	5.13	2/2/22	260,000	[a]	258,781
Southern Copper,
Sr. Unscd. Notes	5.25	11/8/42	205,000		195,534
Turkiye Sise ve Cam Fabrikalari,
Sr. Unscd. Notes	4.25	5/9/20	250,000		246,020
UPL,
Sr. Unscd. Notes	3.25	10/13/21	380,000	[a]	371,721
Vale Overseas,
Gtd. Notes	4.38	1/11/22	480,000		485,400
Vedanta Resources,
Sr. Unscd. Bonds	8.25	6/7/21	290,000		316,535
Vedanta Resources,
Sr. Unscd. Notes	6.38	7/30/22	365,000	[a]	366,460
					4,854,202
Real Estate - 2.2%
China Overseas Finance,
Gtd. Bonds	5.95	5/8/24	215,000		240,302
Longfor Properties,
Gtd. Notes	6.75	1/29/23	300,000		319,302
Shimao Property Holdings,
Gtd. Bonds	8.38	2/10/22	220,000		246,882
					806,486
Telecommunications - 1.2%
GTH Finance,
Gtd. Notes	7.25	4/26/23	200,000	[a]	218,500
VimpelCom Holdings,
Gtd. Notes	5.95	2/13/23	200,000		209,740
					428,240

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 94.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utilities - 1.2%
ENN Energy Holdings,
Sr. Unscd. Notes	6.00	5/13/21	220,000	243,200
Transelec,
Sr. Unscd. Notes	3.88	1/12/29	200,000 [a]	191,082
				434,282
Total Bonds and Notes
(cost $34,253,686)				34,884,241
Other Investment - 4.1%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $1,504,939)			1,504,939 [c]	1,504,939
Total Investments (cost $35,758,625)			99.0%	36,389,180
Cash and Receivables (Net)			1.0%	363,419
Net Assets			100.0%	36,752,599

a

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $5,911,429 or 16.08% of net assets.

b	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Mexico	9.7
Brazil	9.3
Russia	8.8
Turkey	5.3
Indonesia	4.1
India	4.1
Money Market Investment	4.1
China	3.5
Argentina	2.7
Kazakhstan	2.6
Bahrain	2.6
Sri Lanka	2.4
Iraq	2.4
Senegal	2.2
Chile	2.2
Lebanon	2.1
Venezuela	2.0
Serbia	1.9
Colombia	1.8
Georgia	1.7
Pakistan	1.6
United Arab Emirates	1.5
Ivory Coast	1.5
Hungary	1.4
Kuwait	1.3
Peru	1.2
Morocco	1.1
Paraguay	1.1
Romania	1.1
South Africa	1.1
Kenya	1.1
Mauritius	1.0
Ukraine	1.0
Israel	1.0
Panama	1.0
Qatar	.9
Netherlands	.9
Hong Kong	.7
Ecuador	.6
Macau	.6
Ireland	.5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Jamaica	.5
Guatemala	.4
Dominican Republic	.3
El Salvador	.1
99.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt US Dollar Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	15,962,461	-	15,962,461
Foreign Government	-	18,921,780	-	18,921,780
Registered Investment Company	1,504,939	-	-	1,504,939

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2017, accumulated net unrealized appreciation on investments was $630,555, consisting of $1,066,825 gross unrealized appreciation and $436,270 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Emerging Markets Fund
January 31, 2017 (Unaudited)

Common Stocks - 98.1%	Shares		Value ($)
Chile - 2.3%
Banco Santander Chile, ADR	42,620		920,166
Sociedad Quimica y Minera de Chile, ADR	44,537		1,439,436
			2,359,602
China - 20.9%
3SBio	1,500,000	[a,b]	1,467,347
51job, ADR	16,199	[b]	569,881
Alibaba Group Holding, ADR	39,158	[b]	3,967,097
Baidu, ADR	18,091	[b]	3,167,191
China Biologic Products	35,297	[b]	4,021,740
Ctrip.com International, ADR	39,693	[b]	1,715,135
Hollysys Automation Technologies	27,748		468,941
Lenovo Group	1,112,000		732,362
TAL Education Group, ADR	12,940	[b]	1,048,011
Tencent Holdings	141,685		3,732,541
Yum China Holdings	20,956	[b]	575,871
			21,466,117
Georgia - .9%
BGEO Group	15,905		592,253
TBC Bank Group	17,207	[b]	322,965
			915,218
Hong Kong - 4.6%
AIA Group	756,200		4,707,428
India - 30.0%
Amara Raja Batteries	152,782		2,021,484
Apollo Hospitals Enterprise	63,817		1,157,014
Glenmark Pharmaceuticals	151,503		1,994,754
Godrej Consumer Products	89,270		2,079,414
Hindustan Unilever	123,854		1,560,385
Indiabulls Housing Finance	289,079		3,184,560
ITC	1,105,076		4,194,832
Jubilant Foodworks	50,430		651,253
LIC Housing Finance	309,805		2,473,791
Maruti Suzuki India	50,554		4,331,167
PVR	94,479		1,688,624
Tata Consultancy Services	23,587		775,213

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.1% (continued)	Shares		Value ($)
India - 30.0% (continued)
Tata Motors, ADR	107,418		4,185,005
Titan	104,455		557,330
			30,854,826
Indonesia - .8%
Surya Citra Media	4,152,600		877,014
Macau - 1.9%
Sands China	446,000		1,983,142
Malaysia - .8%
IHH Healthcare	601,900		856,072
Mexico - 5.3%
Fomento Economico Mexicano	278,439		2,097,222
Grupo Aeroportuario del Centro Norte	559,500		2,386,799
Wal-Mart de Mexico	524,873		928,756
			5,412,777
Philippines - 7.1%
GT Capital Holdings	70,770		1,854,397
Metropolitan Bank & Trust	1,308,785		2,143,393
Security Bank	378,930		1,623,387
Universal Robina	509,490		1,668,781
			7,289,958
Russia - .7%
Magnit, GDR	19,345		708,027
South Africa - 12.0%
British American Tobacco	79,080		4,810,235
Cie Financiere Richemont	69,516		541,683
Discovery	85,888		733,442
Life Healthcare Group Holdings	204,480		509,872
Naspers, Cl. N	30,381		4,820,016
Net 1 UEPS Technologies	79,987	[b]	919,851
			12,335,099
South Korea - 4.0%
LG Household & Health Care	2,739		2,071,750
Samsung Biologics	3,000		415,627
Samsung SDI	16,067		1,596,884
			4,084,261
Taiwan - 5.6%
Catcher Technology	117,000		951,796
Taiwan Semiconductor Manufacturing	817,000		4,834,859
			5,786,655

Common Stocks - 98.1% (continued)	Shares	Value ($)
United Kingdom - 1.2%
Unilever	30,360	1,232,679
Total Common Stocks (cost $86,318,961)		100,868,875
Other Investment - 2.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $2,272,668)	2,272,668 [c]	2,272,668
Total Investments (cost $88,591,629)	100.3%	103,141,543
Liabilities, Less Cash and Receivables	(.3%)	(264,206)
Net Assets	100.0%	102,877,337

ADR—American Depository Receipt
GDR—Global Depository Receipt

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $1,467,347 or 1.43% of net assets.

[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Consumer Goods	21.2
Financials	18.1
Technology	17.2
Consumer Services	13.3
Industrials	12.3
Health Care	10.1
Consumer Goods	3.2
Money Market Investment	2.2
Basic Materials	1.4
Consumer Services	1.3
100.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Emerging Markets Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks†	100,868,875	-	-	100,868,875
Registered Investment Company	2,272,668	-	-	2,272,668

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2017, accumulated net unrealized appreciation on investments was $14,549,914, consisting of $17,355,321 gross unrealized appreciation and $2,805,407 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Long/Short Fund
January 31, 2017 (Unaudited)

Common Stocks - 73.0%	Shares		Value ($)
Automobiles & Components - 1.2%
Adient	21,242		1,348,655
Johnson Controls International	86,201		3,791,120
Tesla Motors	1	[a]	176
			5,139,951
Banks - 5.4%
Banco BPM	369,040		1,047,741
Bank of America	193,072	[b]	4,371,150
Bank of the Ozarks	20,200		1,108,374
CIT Group	21,085	[b]	868,491
Citigroup	5,996		334,757
Credit Suisse Group	141,854	[a]	2,148,847
JPMorgan Chase & Co.	37,366	[b]	3,162,285
Mediobanca	248,928		2,137,661
Nordea Bank	179,521		2,169,333
Regions Financial	166,717		2,402,392
Signature Bank	16,386	[a]	2,581,123
Western Alliance Bancorp	9,390	[a]	463,678
			22,795,832
Capital Goods - 2.6%
Airbus Group	22,021		1,491,918
B/E Aerospace	17,291		1,062,878
Dover	18,930		1,471,807
Joy Global	24,242		681,685
Leonardo	28,000	[a]	360,296
Pentair	24,850		1,456,955
Prysmian	50,120		1,301,762
Rheinmetall	20,575		1,573,415
Rockwell Automation	11,334	[b]	1,677,319
			11,078,035
Commercial & Professional Services - 1.8%
Adecco Group	30,347		2,158,990
Dun & Bradstreet	23,105		2,833,135
Element Fleet Management	62,431		606,918
Randstad Holding	35,946		2,087,650
			7,686,693

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 73.0% (continued)	Shares		Value ($)
Consumer Durables & Apparel - 2.9%
adidas	13,301		2,091,316
Cie Financiere Richemont	28,170		2,183,456
Deckers Outdoor	34,190	[a,b]	1,969,344
G-III Apparel Group	54,315	[a]	1,426,312
Mohawk Industries	7,955	[a,b]	1,717,007
PVH	21,550	[b]	2,021,605
Yoox Net-A-Porter Group	30,669	[a]	765,773
			12,174,813
Consumer Services - 3.2%
Bloomin' Brands	119,180	[b]	2,039,170
Dunkin' Brands Group	34,332		1,780,801
Hilton Worldwide Holdings	24,203		1,393,609
McDonald's	14,998		1,838,305
Nielsen Holdings	56,012	[b]	2,291,451
Royal Caribbean Cruises	5,118		479,198
ServiceMaster Global Holdings	44,655	[a,b]	1,651,342
Vail Resorts	12,375	[b]	2,122,807
			13,596,683
Diversified Financials - 1.9%
Affiliated Managers Group	22,454		3,421,091
Berkshire Hathaway, Cl. B	1,387	[a]	227,662
Intercontinental Exchange	15,605		910,708
Janus Capital Group	5,245		65,562
OM Asset Management	56,592		797,947
Pace Holdings	234,350	[a,b]	2,692,681
			8,115,651
Energy - 5.5%
Anadarko Petroleum	28,760	[b]	1,999,683
Callon Petroleum	127,625	[a]	1,950,110
Concho Resources	16,615	[a,b]	2,316,796
Continental Resources	4,758	[a,b]	231,048
Devon Energy	35,889	[b]	1,634,385
Halliburton	60,510	[b]	3,423,051
Kinder Morgan	53,217	[b]	1,188,868
Pioneer Natural Resources	12,503	[b]	2,253,416
SBM Offshore	67,626		1,097,960
Spectra Energy	57,544	[b]	2,396,708
TechnipFMC	57,252	[a]	1,924,812
Tenaris	73,904		1,290,039

Common Stocks - 73.0% (continued)	Shares		Value ($)
Energy - 5.5% (continued)
Western Refining	35,479		1,242,120
			22,948,996
Food, Beverage & Tobacco - 4.8%
China Resources Beer (Holdings) Company	540,733	[a]	1,101,133
Constellation Brands, Cl. A	23,928	[b]	3,583,457
Flowers Foods	103,790		2,087,217
Japan Tobacco	21,227		684,317
Lamb Weston Holdings	39,627	[b]	1,480,465
Mead Johnson Nutrition	13,610		958,961
Molson Coors Brewing, Cl. B	18,355	[b]	1,771,625
Mondelez International, Cl. A	44,520		1,971,346
Nestle	32,945		2,407,077
Reynolds American	41,340		2,485,774
WhiteWave Foods	32,431	[a]	1,785,651
			20,317,023
Health Care Equipment & Services - 3.0%
Alere	7,350	[a]	271,950
Becton Dickinson & Co.	19,507		3,458,396
HCA Holdings	11,930	[a,b]	957,740
STERIS	25,965		1,839,101
Universal Health Services, Cl. B	18,553	[b]	2,089,624
Zimmer Biomet Holdings	33,460		3,959,322
			12,576,133
Household & Personal Products - .5%
Herbalife	23,756	[a,b]	1,335,087
Svenska Cellulosa, Cl. B	17,600		529,181
			1,864,268
Insurance - .3%
Allied World Assurance Company Holdings	21,730		1,154,515
Materials - 5.2%
Air Products & Chemicals	16,600	[b]	2,320,016
BASF	22,066		2,122,871
Dow Chemical	12,068		719,615
Headwaters	59,709	[a]	1,383,458
LANXESS	21,604		1,566,048
Louisiana-Pacific	15,236	[a,b]	291,465
Monsanto	980		106,144
PPG Industries	15,555	[b]	1,555,656
Sherwin-Williams	26,182	[b]	7,954,353
Stillwater Mining	11,119	[a]	189,023

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 73.0% (continued)	Shares		Value ($)
Materials - 5.2% (continued)
Syngenta, ADR	1,624		138,105
Valspar	1,005		111,223
Valvoline	22,990		532,218
Vulcan Materials	5,934	[b]	761,510
W.R. Grace & Co.	29,500	[b]	2,045,530
			21,797,235
Media - 4.6%
CBS, Cl. B	47,920	[b]	3,090,361
Comcast, Cl. A	38,838	[b]	2,929,162
Discovery Communications, Cl. A	33,465	[a,b]	948,733
DISH Network, Cl. A	49,850	[a,b]	2,949,624
Schibsted, Cl. A	58,359		1,543,164
Time Warner	64,320	[b]	6,229,392
Walt Disney	12,892	[b]	1,426,500
			19,116,936
Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
Allergan	13,998	[b]	3,064,022
ARIAD Pharmaceuticals	93,038	[a]	2,216,165
Bayer	13,282		1,466,777
Merck KGaA	19,525		2,142,512
STADA Arzneimittel	17,047		874,019
			9,763,495
Real Estate - .2%
Vonovia	23,500		767,901
Retailing - 3.2%
Advance Auto Parts	6,602	[b]	1,084,312
AutoZone	4,849	[a]	3,515,428
Cabela's	3,722	[a]	208,023
CarMax	25,575	[a]	1,706,108
Dollar General	32,865		2,426,094
Home Depot	10,404		1,431,382
Kate Spade & Company	4,850	[a]	89,773
Lowe's	15,835	[b]	1,157,222
RH	47,350	[a]	1,279,397
Rite Aid	64,063	[a]	360,034
			13,257,773
Semiconductors & Semiconductor Equipment - 3.7%
Broadcom	12,130	[b]	2,419,935
Intel	10,502	[b]	386,684
Intersil, Cl. A	37,367		838,142

Common Stocks - 73.0% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.7% (continued)
Lattice Semiconductor	20,182	[a]	145,109
Linear Technology	38,937	[b]	2,458,093
NXP Semiconductors	93,017	[a,b]	9,101,713
			15,349,676
Software & Services - 6.4%
Baidu, ADR	1,011	[a,b]	176,996
Cognizant Technology Solutions, Cl. A	23,819	[a,b]	1,252,641
Cornerstone OnDemand	37,761	[a]	1,536,495
CSRA	75,573	[b]	2,344,274
Ctrip.com International, ADR	23,860	[a,b]	1,030,991
Dell Technologies, Cl. V	13,750		866,112
Microsoft	23,601	[b]	1,525,805
Nuance Communications	48,203	[a]	764,500
Oracle	52,971		2,124,667
PTC	85,375	[a,b]	4,488,164
Symantec	31,315	[b]	862,728
Total System Services	46,045	[b]	2,333,561
Verint Systems	43,522	[a]	1,625,547
VMware, Cl. A	24,188	[a]	2,117,418
Yahoo!	87,619	[a,b]	3,861,369
			26,911,268
Technology Hardware & Equipment - 6.6%
Alphabet, Cl. A	1,348	[a]	1,105,616
Alphabet, Cl. C	2,967	[a,b]	2,364,076
Brocade Communications Systems	176,828		2,205,045
Harris	32,025		3,289,288
Hewlett Packard Enterprise	131,195	[b]	2,975,503
HP	226,886	[b]	3,414,634
InvenSense	15,308	[a]	193,799
Juniper Networks	57,566		1,541,617
NetApp	96,553		3,699,911
Palo Alto Networks	17,685	[a]	2,609,599
Radware	13,871	[a]	203,765
Western Digital	49,764		3,967,684
			27,570,537
Telecommunication Services - 2.6%
BCE	3,502		157,869
Cellnex Telecom	77,853	[c]	1,106,003
DNA Oyj	60,500		722,983
FairPoint Communications	13,757	[a]	254,504

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 73.0% (continued)	Shares		Value ($)
Telecommunication Services - 2.6% (continued)
Level 3 Communications	48,406	[a,b]	2,878,221
Sunrise Communications Group	14,738	[a,c]	995,640
Verizon Communications	85,197	[b]	4,175,505
VimpelCom, ADR	172,265		728,681
			11,019,406
Transportation - 3.5%
Canadian Pacific Railway	6,870		1,038,332
CSX	42,282	[b]	1,961,462
FedEx	32,857	[b]	6,213,587
Norfolk Southern	31,010	[b]	3,642,435
Union Pacific	17,946		1,912,685
			14,768,501
Utilities - 1.6%
Black Hills	41,745	[b]	2,611,150
Eni	70,600		1,082,988
NextEra Energy	25,395		3,141,869
			6,836,007
Total Common Stocks (cost $277,880,455)			306,607,328
Master Limited Partnerships - .2%
Energy - .2%
Energy Transfer Partners LP
(cost $1,022,819)	27,935		1,065,720
	Number of
Options Purchased - .1%	Contracts		Value ($)
Call Options - .0%
Alere, February 2017 @ $38	6		408
AT&T, February 2017 @ $44	49		245
AT&T, February 2017 @ $45	50		100
CenturyLink, April 2017 @ $26	22		1,672
CenturyLink, April 2017 @ $27	36		1,800
CenturyLink, April 2017 @ $28	24		600
CenturyLink, January 2018 @ $25	11		2,431
CenturyLink, January 2018 @ $30	40		2,640
Chicago Board Options Exchange Volatility Index, March 2017 @ $14	21		3,780
NXP Semiconductors, February 2017 @ $100	27		540
Qualcomm, April 2017 @ $60	36		1,980
Rite Aid, February 2017 @ $8	237		237
Sibanye Gold, ADR, April 2017 @ $10	45		2,925
Tesoro, February 2017 @ $82.50	15		2,685
			22,043

	Number of
Options Purchased - .1% (continued)	Contracts	Value ($)
Put Options - .1%
Apple, February 2017 @ $119	94	13,066
ARIAD Pharmaceuticals, February 2017 @ $16	313	1,565
ARIAD Pharmaceuticals, February 2017 @ $16	582	2,910
ARIAD Pharmaceuticals, February 2017 @ $16.50	1	5
ARIAD Pharmaceuticals, February 2017 @ $20	1	10
CBS Cl. B, March 2017 @ $60	312	21,840
Corning, February 2017 @ $24	541	1,623
Electronics Arts, February 2017 @ $77.50	83	5,810
Infosys ADR, April 2017 @ $14	800	68,000
International Business Machines, February 2017 @ $165	49	2,450
Microsemi, March 2017 @ $45	1	40
Microsemi, March 2017 @ $50	12	1,620
Rite Aid, February 2017 @ $4	5	5
Rite Aid, February 2017 @ $5	229	1,374
Russell 2000 Index Option, March 2017 @ $1,350	62	172,174
S & P 500 Index, March 2017 @ $2,090	7	2,170
S & P 500 Index, March 2017 @ $2,110	8	3,480
S & P 500 Index, March 2017 @ $2,250	7	11,970
S & P 500 Index, March 2017 @ $2,270	8	19,040
Stillwater Mining, April 2017 @ $13	15	120
Stillwater Mining, April 2017 @ $14	8	40
Stillwater Mining, April 2017 @ $15	19	570
Stillwater Mining, February 2017 @ $13	5	25
Stillwater Mining, February 2017 @ $14	1	5
Vaneck Vectors Semiconductor ETF, February 2017 @ $60	55	275
Vaneck Vectors Semiconductor ETF, February 2017 @ $62	57	285
Vaneck Vectors Semiconductor ETF, February 2017 @ $68	38	570
		331,042
Total Options Purchased (cost $522,166)		353,085
Total Investments (cost $279,425,440)	73.3%	308,026,133
Cash and Receivables (Net)	26.7%	112,199,488
Net Assets	100.0%	420,225,621

ADR—American Depository Receipt
LP—Limited Partnership

[a]	Non-income producing security.
[b]	Held by a broker as collateral for open short positions.
[c]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $2,101,643 or .5% of net assets.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Technology Hardware & Equipment	6.6
Software & Services	6.4
Energy	5.7
Banks	5.4
Materials	5.2
Food, Beverage & Tobacco	4.8
Media	4.6
Semiconductors & Semiconductor Equipment	3.7
Transportation	3.5
Consumer Services	3.2
Retailing	3.2
Health Care Equipment & Services	3.0
Consumer Durables & Apparel	2.9
Capital Goods	2.6
Telecommunication Services	2.6
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Diversified Financials	1.9
Commercial & Professional Services	1.8
Utilities	1.6
Automobiles & Components	1.2
Household & Personal Products	.5
Insurance	.3
Real Estate	.2
Options Purchased	.1
73.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus Select Managers Long/Short Fund
January 31, 2017 (Unaudited)

Common Stocks - 35.2%	Shares	Value ($)
Automobiles & Components - .9%
Autoliv	11,930	1,379,824
General Motors	5,324	194,912
Lear	1,417	201,342
Magna International, Cl. A	4,296	185,931
Toyota Motor, ADR	15,324	1,773,753
		3,735,762
Capital Goods - 2.5%
Acuity Brands	4,910	1,017,499
Boeing	3,034	495,816
Caterpillar	10,664	1,020,118
Flowserve	10,270	504,873
GATX	16,750	968,485
General Electric	34,185	1,015,295
Owens Corning	18,330	1,012,733
Regal Beloit	17,320	1,257,432
Rockwell Collins	711	64,530
TransDigm Group	3,040	657,856
Triumph Group	34,625	926,219
United Technologies	13,041	1,430,206
		10,371,062
Commercial & Professional Services - .1%
WageWorks	7,000	505,050
Consumer Durables & Apparel - 1.4%
Carter's	12,090	1,012,538
Hasbro	11,650	961,242
Leggett & Platt	21,180	1,010,710
Polaris Industries	2,547	214,126
Swatch Group	612	216,153
Tempur Sealy International	2,100	90,300
VF	18,900	972,972
Wolverine Worldwide	57,590	1,352,789
		5,830,830
Consumer Services - .6%
Darden Restaurants	13,925	1,020,424
ServiceMaster Global Holdings	41,200	1,523,576
		2,544,000
Energy - 4.4%
Apache	25,396	1,519,189

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks - 35.2% (continued)	Shares	Value ($)
Energy - 4.4% (continued)
Baker Hughes	20,489	1,292,446
Chevron	11,580	1,289,433
Enbridge	56,695	2,415,207
EOG Resources	17,817	1,809,851
Hess	11,763	637,319
Marathon Oil	72,140	1,208,345
National Oilwell Varco	58,577	2,214,796
Occidental Petroleum	34,966	2,369,646
Schlumberger	31,206	2,612,254
Tesoro	13,653	1,103,845
		18,472,331
Exchange-Traded Funds - 8.2%
Consumer Discretionary Select Sector SPDR Fund	19,680	1,669,454
Consumer Staples Select Sector SPDR Fund	61,586	3,238,808
Financial Select Sector SPDR Fund	8,000	186,480
Health Care Select Sector SPDR Fund	9,883	696,949
Industrial Select Sector SPDR Fund	31,211	1,978,153
iShares 20+ Year Treasury Bond ETF	25,630	3,078,163
iShares China Large-Cap ETF	10,139	372,000
iShares Russell 2000 ETF	85,100	11,508,073
SPDR S&P 500 ETF Trust	33,177	7,548,763
SPDR S&P Bank ETF	6,350	275,844
SPDR S&P Regional Banking ETF	6,814	377,496
Technology Select Sector SPDR Fund	33,205	1,662,906
VanEck Vectors Semiconductor ETF	24,229	1,803,607
		34,396,696
Food & Staples Retailing - .3%
Costco Wholesale	6,679	1,095,022
Wal-Mart Stores	3,728	248,807
		1,343,829
Food, Beverage & Tobacco - 2.1%
British American Tobacco, ADR	10,872	1,339,430
Brown-Forman, Cl. B	27,070	1,234,392
Constellation Brands, Cl. A	5,625	842,400
General Mills	18,428	1,151,381
Hormel Foods	62,454	2,267,080
Kraft Heinz	19,418	1,733,833
		8,568,516
Health Care Equipment & Services - 1.0%
ABIOMED	8,760	931,801

Common Stocks - 35.2% (continued)	Shares		Value ($)
Health Care Equipment & Services - 1.0% (continued)
ICU Medical	3,670		503,157
Johnson & Johnson	12,230		1,385,047
LivaNova	21,885		1,052,778
Team Health Holdings	3,965		172,319
			4,045,102
Household & Personal Products - .8%
Church & Dwight	23,800		1,076,236
Electrolux, Cl. B	38,060		1,011,644
Proctor & Gamble	12,195		1,068,282
			3,156,162
Insurance - .3%
Fairfax Financial Holdings	598		279,411
First American Financial	26,910		1,011,278
			1,290,689
Materials - .9%
E.I. duPont de Nemours & Co.	9,416		710,908
International Flavors & Fragrances	10,240		1,200,230
Praxair	10,760		1,274,414
Worthington Industries	15,600		745,524
			3,931,076
Media - .1%
Omnicom Group	6,612		566,318
Pharmaceuticals, Biotechnology & Life Sciences - .9%
Bruker	32,925		781,310
Roche Holding	10,905		2,567,697
UCB	8,519		585,989
			3,934,996
Real Estate - .8%
DCT Industrial Trust	11,085	a	495,389
Duke Realty	31,165	a	758,244
Equinix	3,111	a	1,197,673
Park Hotels & Resorts	38,450		1,043,533
			3,494,839
Retailing - 1.3%
American Eagle Outfitters	13,202		199,482
AutoZone	290		210,244
Big Lots	19,670		983,500
Chico's FAS	83,150		1,121,693
CST Brands	7,305		351,955
Five Below	26,650		1,062,002
Genuine Parts	2,345		227,019

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks - 35.2% (continued)	Shares	Value ($)
Retailing - 1.3% (continued)
O'Reilly Automotive	825	216,373
Target	15,700	1,012,336
		5,384,604
Semiconductors & Semiconductor Equipment - .4%
Advanced Energy Industries	8,800	517,792
Analog Devices	9,033	676,933
Lam Research	4,350	499,641
		1,694,366
Software & Services - 5.0%
Accenture, Cl. A	12,744	1,451,159
Activision Blizzard	44,770	1,800,202
Adobe Systems	8,106	919,058
Alibaba Group Holding, ADR	28,470	2,884,296
Electronic Arts	25,318	2,112,281
Fortinet	30,860	1,026,404
Infosys, ADR	158,686	2,185,106
International Business Machines	18,786	3,278,533
Vmware	13,752	1,203,850
Workday	38,309	3,183,095
Xerox	145,120	1,005,682
		21,049,666
Technology Hardware & Equipment - 1.5%
Amphenol, Cl. A	33,537	2,263,412
Corning	152,202	4,031,831
		6,295,243
Telecommunication Services - .7%
AT&T	9,768	411,819
CenturyLink	69,131	1,787,728
Consolidated Communications Holdings	10,056	264,573
Manitoba Telecom Services	9,407	271,529
		2,735,649
Transportation - 1.0%
Deutsche Lufthansa	113,055	1,505,407
Royal Mail	146,900	760,640
Union Pacific	16,110	1,717,004
		3,983,051
Total Common Stocks (proceeds $145,143,031)		147,329,837

Master Limited Partnerships - .2%
Energy - .2%
Sunoco Logistics Partners
(proceeds $1,038,695)	41,905	1,069,416
Total Securities Sold Short (proceeds $146,181,726)		148,399,253

ETF—Exchange-Traded Fund LP—Limited Partnership

[a]	Investment in real estate investment trust.

Portfolio Summary (Unaudited)†	Value (%)
Exchange-Traded Funds	8.2
Software & Services	5.0
Energy	4.7
Capital Goods	2.5
Food, Beverage & Tobacco	2.0
Technology Hardware & Equipment	1.5
Consumer Durables & Apparel	1.4
Retailing	1.3
Health Care Equipment & Services	1.0
Transportation	1.0
Pharmaceuticals, Biotechnology & Life Sciences	.9
Materials	.9
Automobiles & Components	.9
Real Estate	.8
Household & Personal Products	.8
Telecommunication Services	.7
Consumer Services	.6
Semiconductors & Semiconductor Equipment	.4
Food & Staples Retailing	.3
Insurance	.3
Media	.1
Commercial & Professional Services	.1
35.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Select Managers Long/Short Fund
January 31, 2017 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Futures Short
CAC 40 10 Euro	79	(4,048,713)	February 2017	96,966
DAX	8	(2,496,896)	March 2017	(73,851)
DJ Euro Stoxx 50	326	(11,381,055)	March 2017	111,318
FTSE 100	35	(3,102,144)	March 2017	(40,635)
FTSE/MIB Index	15	(1,503,724)	March 2017	4,227
Gross Unrealized Appreciation				212,511
Gross Unrealized Depreciation				(114,486)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Long/Short Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	247,413,872	-	-	247,413,872
Equity Securities – Foreign
Common Stocks†	59,193,456	-	-	59,193,456
Master Limited Partnerships†	1,065,720	-	-	1,065,720
Other Financial Instruments:
Financial Futures††	212,511	-	-	212,511
Forward Foreign Currency
Exchange Contracts††	-	312,741	-	312,741
Options Purchased	353,085	-	-	353,085
Swaps††	-	1,054,167	-	1,054,167
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(114,486)	-	-	(114,486)
Forward Foreign Currency
Exchange Contracts††	-	(972,603)	-	(972,603)
Options Written	-	(85,810)	-	(85,810)
Swaps††	-	(436,773)	-	(436,273)
Securities Sold Short:
Equity Securities – Domestic
Common Stocks†††	(96,778,720)	-	-	(96,778,720)
Equity Securities – Foreign
Common Stocks†††	(16,154,422)	-	-	(16,154,422)
Exchange-Traded Funds†††	(34,396,696)	-	-	(34,396,696)
Master Limited Partnerships†	(1,069,416)	-	-	(1,069,416)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.
††† See Statement of Securities Sold Short for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the

NOTES

obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at July 31, 2016:

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Morgan Stanley Capital Services
British Pound,
Expiring
2/15/2017	362,500	441,251	456,132	14,881
3/15/2017	965,697	1,234,836	1,215,949	(18,887)
Canadian Dollar,
Expiring
2/28/2017	7,615	5,817	5,854	37
3/15/2017	600,000	452,215	461,289	9,074
Danish Krone,
Expiring
2/15/2017	32,452,000	4,686,309	4,713,584	27,275
Euro,
Expiring
2/15/2017	7,992,000	8,556,267	8,631,765	75,498
3/15/2017	1,946,509	2,097,609	2,105,063	7,454
Japanese Yen,
Expiring
2/2/2017	2,193,285	19,305	19,425	120
Norwegian Krone,
Expiring
2/15/2017	20,200,000	2,419,098	2,449,332	30,234
Swedish Krona,
Expiring
2/2/2017	4,629,170	529,520	529,223	(297)
2/15/2017	26,294,000	2,944,068	3,007,838	63,770
3/15/2017	9,151,000	1,008,115	1,048,328	40,213
Swiss Franc,
Expiring
2/15/2017	306,000	307,788	309,450	1,662
3/15/2017	2,202,998	2,190,616	2,231,527	40,911
Sales:
Morgan Stanley Capital Services
British Pound,
Expiring
3/15/2017	206,983	258,171	260,621	(2,450)
Canadian Dollar,
Expiring
2/1/2017	6,447	4,924	4,954	(30)
3/15/2017	600,000	450,655	461,289	(10,634)
Chinese Yuan Renminbi,
Expiring
7/20/2017	7,181,037	1,025,713	1,028,593	(2,880)
Danish Krone,
Expiring
2/1/2017	483,026	69,471	70,121	(650)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Morgan Stanley Capital Services (continued)
2/2/2017	10,903,368	1,584,460	1,582,848	1,612
2/15/2017	32,452,000	4,661,880	4,713,584	(51,704)
Euro,
Expiring
2/1/2017	658,009	703,610	710,325	(6,715)
2/15/2017	26,936,000	28,667,266	29,092,245	(424,979)
3/15/2017	4,339,509	4,669,750	4,692,985	(23,235)
Japanese Yen,
Expiring
3/15/2017	68,000,000	580,007	603,136	(23,129)
Norwegian Krone,
Expiring
2/1/2017	818,707	98,443	99,261	(818)
2/15/2017	32,630,500	3,835,232	3,956,580	(121,348)
Swedish Krona,
Expiring
2/1/2017	684,502	77,553	78,255	(702)
2/15/2017	46,503,000	5,226,791	5,319,597	(92,806)
Swiss Franc,
Expiring
2/1/2017	113,178	113,760	114,373	(613)
2/15/2017	6,785,000	6,769,997	6,861,497	(91,500)
3/15/2017	3,551,000	3,497,760	3,596,986	(99,226)
Gross Unrealized Appreciation				312,741
Gross Unrealized Depreciation				(972,603)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of

NOTES

forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open total return swaps entered into by the fund at July 31, 2016:

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
			Morgan Stanley
Receive	1,868,287	Actelion	Capital Services	1/28/2019	(85,870)
			Morgan Stanley
Receive	296,936	Aggreko	Capital Services	11/17/2017	(18,371)
			Morgan Stanley
Receive	1,324,316	Arkema	Capital Services	11/17/2017	(23,506)
			Morgan Stanley
Receive	486,619	Banco Santander	Capital Services	11/17/2017	(42)
			Morgan Stanley
Receive	1,538,600	Barclays	Capital Services	11/17/2017	186,702
			Morgan Stanley
Receive	1,838,445	BNP Paribas	Capital Services	11/17/2017	143,977
		Cie Generale des
		Etablissements	Morgan Stanley
Receive	1,671,981	Michelin	Capital Services	11/17/2017	(10,527)
			Morgan Stanley
Receive	1,918,346	Cie de St-Gobain	Capital Services	11/17/2017	69,577
			Morgan Stanley
Receive	1,483,233	Credit Agricole	Capital Services	11/17/2017	184,406
			Morgan Stanley
Receive	826,017	CRH	Capital Services	11/17/2017	20,278

NOTES

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
			Morgan Stanley
Receive	983,722	CRH	Capital Services	11/17/2017	(3,681)
			Morgan Stanley
Receive	208,050	Delta Lloyd	Capital Services	12/27/2018	(12)
			Morgan Stanley
Receive	298,854	G4S PLC	Capital Services	11/17/2017	3,689
			Morgan Stanley
Receive	1,780,590	GlaxoSmithKline	Capital Services	11/17/2017	(87,726)
			Morgan Stanley
Receive	597,818	ITV PLC	Capital Services	11/17/2017	(6,663)
			Morgan Stanley
Receive	619,802	JCDecaux	Capital Services	11/17/2017	(20,646)
			Morgan Stanley
Receive	1,824,128	Kering	Capital Services	11/17/2017	159,036
		Micro Focus	Morgan Stanley
Receive	1,344,021	International	Capital Services	11/17/2017	(36,626)
		LVMH Moet
		Hennessy Louis	Morgan Stanley
Receive	1,687,951	Vuitton	Capital Services	11/17/2017	(2,584)
			Morgan Stanley
Receive	1,208,521	Petrofac	Capital Services	11/17/2017	33,757
			Morgan Stanley
Receive	1,827,312	Schneider Electric	Capital Services	11/17/2017	150,150
			Morgan Stanley
Receive	1,527,898	Societe Generale	Capital Services	11/17/2017	99,124
			Morgan Stanley
Receive	705,383	Sodexo	Capital Services	11/17/2017	(15,012)
			Morgan Stanley
Receive	1,891,468	TechnipFMC	Capital Services	11/17/2017	(12,661)
		Ubisoft	Morgan Stanley
Receive	811,457	Entertainment	Capital Services	11/17/2017	(36,717)
			Morgan Stanley
Receive	2,038,587	Vinci	Capital Services	11/17/2017	(30,070)
			Morgan Stanley
Pay	69,626	Henderson Group	Capital Services	1/28/2019	1,745
		Ms Canada Financial	Morgan Stanley
Pay	2,992,275	Short	Capital Services	3/1/2017	1,726
			Morgan Stanley
Pay	1,987,042	Ms Insurance Basket	Capital Services	6/29/2017	(28,498)
		Ms Short Utility	Morgan Stanley
Pay	5,249,148	Basket	Capital Services	6/29/2017	(17,561)

Gross Unrealized Appreciation					1,054,167
Gross Unrealized Depreciation					(436,773)

At January 31, 2017, accumulated net unrealized appreciation on investments was $26,374,675, consisting of $35,748,785 gross unrealized appreciation and $9,374,110 gross unrealized depreciation.

NOTES

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Yield Enhancement Strategy Fund
January 31, 2017 (Unaudited)

Registered Investment Companies - 99.0%	Shares		Value ($)
Domestic Fixed Income - 90.3%
BNY Mellon Corporate Bond Fund, Cl. M	4,025,881	[a]	51,370,245
BNY Mellon Municipal Opportunities Fund, Cl. M	9,163,632	[a,b]	117,202,856
Dreyfus Floating Rate Income Fund, Cl. Y	7,288,749	[a]	88,485,414
Dreyfus High Yield Fund, Cl. I	19,966,883	[a,b]	125,192,356
			382,250,871
Foreign Fixed Income - 8.7%
Dreyfus Emerging Markets Debt U.S. Dollar Fund, Cl. Y	982,841	[a]	12,059,454
Dreyfus Global Dynamic Bond Fund, Cl. Y	2,070,622	[a]	24,785,348
			36,844,802
Total Investments (cost $425,504,043)	99.0%		419,095,673
Cash and Receivables (Net)	1.0%		4,078,904
Net Assets	100.0%		423,174,577

[a]	Investment in affiliated mutual fund.
[b]

The fund's investment in the BNY Mellon Municipal Opportunities Fund and Dreyfus High Yield Fund represents 27.7% and 29.6%, respectively, of the fund's net assets. BNY Mellon Municipal Opportunities Fund seeks to provide total return (consisting of capital appreciation and current income) and Dreyfus High Yield Fund seeks to maximize total return consisting of current income exempt from federal income tax and capital appreciation.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	90.3
Mutual Funds: Foreign	8.7
99.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Yield Enhancement Strategy Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment
Companies	419,095,673	-	-	419,095,673

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2017, accumulated net unrealized depreciation on investments was $6,408,370, consisting of $933,683 gross unrealized appreciation and $7,342,053 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BNY Mellon Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)